ACCUMULATED OTHER COMPREHENSIVE INCOME:	12 Months Ended
Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME:
ACCUMULATED OTHER COMPREHENSIVE INCOME:

18. ACCUMULATED OTHER COMPREHENSIVE INCOME:

Changes in accumulated other comprehensive income (loss) are as follows:

	Pension					Total
	related	Foreign	Intercompany	Net	Cashflow	accumulated
	adjustments,	currency	foreigncurrency	investmenthedge,	hedges,	othercomprehensive
($inmillions)	netoftax(a)	translation(b)	loans(b)	netoftax(c)	netoftax(d)	income(loss)
Balance at December 31, 2008	$(15.4)	$196.6	$166.8	$(144.2)	$0.2	$204.0
Period change	(24.4)	47.6	15.6	(37.9)	(0.4)	0.5
Balance at December 31, 2009	(39.8)	244.2	182.4	(182.1)	(0.2)	204.5
Period change	(3.7)	(15.9)	(54.2)	2.4	(0.4)	(71.8)
Balance at December 31, 2010	(43.5)	228.3	128.2	(179.7)	(0.6)	132.7
Period change	(39.2)	(49.2)	(24.7)	(9.9)	0.4	(122.6)
Balance at December 31, 2011	$(82.7)	$179.1	$103.5	$(189.6)	$(0.2)	$10.1

(a) The tax effect on the pension related adjustments is a benefit of $12.0 million, $1.0 million and $11.4 million for 2011, 2010 and 2009, respectively.

(b) The foreign currency translation and intercompany loan adjustments are not adjusted for income taxes in accordance with the indefinite reversal criteria.

(c) The tax effect on the net investment hedge is an expense of $0.4 million for 2010. There was no tax effect recorded in 2011 and 2009.

(d) The tax effect on the cash flow hedges is an (expense) benefit of $(0.1) million, $0.1 million and $0.1 million for 2011, 2010 and 2009, respectively.

Gains and losses on intercompany foreign currency loans that are of a long-term investment nature for which settlement is not planned or anticipated in the foreseeable future are reported as a component of accumulated other comprehensive income.